Schedule I-Condensed Financial Information - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Jan. 02, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
ASSETS
Cash and cash equivalents	$ 1,387,616	¥ 9,540,556			¥ 9,973,891	¥ 4,109,577
Investment in equity method investees	97,073	667,427			66,334
Total assets	6,335,927	43,562,663			37,982,820
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible senior notes | ¥		4,327,268			4,094,903
Total liabilities	3,832,719	26,351,870			23,732,244
EQUITY
Additional paid-in capital	1,365,023	9,385,216			8,715,995
Retained earnings	1,150,083	7,907,396	¥ 5,779,051		5,602,681
Accumulated other comprehensive loss	(4,490)	(30,883)			(24,242)
Total Vipshop Holdings Limited shareholders' equity	2,510,629	17,261,815			14,294,519
Total liabilities and shareholders' equity	$ 6,335,927	¥ 43,562,663			37,982,820
Additional disclosure
Treasury shares (in shares)	0	0
Class A ordinary shares
EQUITY
Ordinary shares	$ 11	¥ 75			¥ 74
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642			483,489,642
Common shares, shares issued	116,395,883	116,395,883			114,716,587
Common shares, shares outstanding	116,395,883	116,395,883			114,716,587
Class B ordinary shares
EQUITY
Ordinary shares	$ 2	¥ 11			¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			0.0001
Common shares, shares authorized	16,510,358	16,510,358			16,510,358
Common shares, shares issued	16,510,358	16,510,358			16,510,358
Common shares, shares outstanding	16,510,358	16,510,358			16,510,358
Parent company
ASSETS
Cash and cash equivalents	$ 31	¥ 212			¥ 327,314
Investment in equity method investees	7,024	48,292			46,630
Investment in subsidiaries and VIEs	1,736,182	11,937,122			9,093,924
Amount due from subsidiaries and VIEs	1,398,380	9,614,563			8,941,899
Total assets	3,141,617	21,600,189			18,409,767
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	1,613	11,106			20,345
Convertible senior notes	629,375	4,327,268			4,094,903
Total liabilities	630,988	4,338,374			4,115,248
EQUITY
Additional paid-in capital	1,365,023	9,385,216			8,715,995
Retained earnings	1,150,083	7,907,396			5,602,681
Accumulated other comprehensive loss	(4,490)	(30,883)			(24,242)
Total Vipshop Holdings Limited shareholders' equity	2,510,629	17,261,815			14,294,519
Total liabilities and shareholders' equity	3,141,617	21,600,189			18,409,767
Parent company | Class A ordinary shares
EQUITY
Ordinary shares	$ 11	¥ 75			¥ 74
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			0.0001
Common shares, shares authorized	483,489,642	483,489,642			483,489,642
Common shares, shares issued	116,395,883	116,395,883			114,716,587
Common shares, shares outstanding	116,395,883	116,395,883			114,716,587
Parent company | Class B ordinary shares
EQUITY
Ordinary shares	$ 2	¥ 11			¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358			16,510,358
Common shares, shares issued	16,510,358	16,510,358			16,510,358
Common shares, shares outstanding	16,510,358	16,510,358			16,510,358